CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	$ 567,677	¥ 3,952,053	¥ 1,785,970	¥ 959,486
Operating costs and expenses:
Cost of products sold		(128,996)	(73,930)	(55,880)
Selling and marketing expenses	(48,919)	(340,562)	(260,040)	(190,074)
General and administrative expenses	(17,740)	(123,501)	(98,759)	(53,434)
Technology expenses	(8,892)	(61,902)	(71,248)	(48,133)
Other operating income (expenses), net	(536)	(3,735)	(668)	2,732
Total operating costs and expenses	(638,566)	(4,445,566)	(2,186,345)	(1,213,508)
Loss from operations	(70,889)	(493,513)	(400,375)	(254,022)
Interest income	690	4,802	4,352	4,013
Interest expense	(520)	(3,622)		(55)
Foreign exchange (loss) gain	(1,484)	(10,328)	2,459	(3,492)
Other income (loss), net	120	834	11,531	4,229
Loss before income taxes	(72,083)	(501,827)	(382,033)	(249,327)
Income tax expense			(8)
Net loss	(72,083)	(501,827)	(382,041)	(249,327)
Net loss attributable to non-controlling interest	319	2,221	1,950	747
Net loss attributable to ordinary shareholders	(71,764)	(499,606)	(380,091)	(248,580)
Other comprehensive income (loss)
Unrealized gains of available-for-sale securities, net of tax of nil for 2017, 2018 and 2019	1,054	7,335	8,734	5,181
Realized gains of available-for-sale securities, net of tax	(1,384)	(9,635)	(10,869)	(1,154)
Foreign currency translation adjustments	1,676	11,668	21,658	(21,347)
Comprehensive loss	$ (70,418)	¥ (490,238)	¥ (360,568)	¥ (265,900)
Loss per share:
Loss per share basic and diluted | (per share)	$ (0.44)	¥ (3.05)	¥ (3.82)	¥ (3.45)
Weighted average number of shares used in computation of loss per share:
Weighted average number of shares used in computation of loss per share, Basic and diluted | shares	163,671,577	163,671,577	99,451,210	72,000,000
Product
Net revenues:
Net revenues		¥ 3,929,698	¥ 1,770,227	¥ 949,217
Operating costs and expenses:
Cost of products sold	$ (543,950)	(3,786,870)	(1,681,700)	(868,719)
Fulfillment expenses
Operating costs and expenses:
Cost of products sold	$ (18,529)	¥ (128,996)	¥ (73,930)	¥ (55,880)